Note 9 - Staff Numbers and Costs (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Average number of employee [Text Block]
	Year Ended June 30
	2022	2021	2020
Sales and Business Development	13	13	11
Central Services and Management	29	35	27
Production	212	164	171
Total	254	212	209

Aggregate remuneration costs [Text Block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Salaries, wages and incentives	15,237	14,550	13,565
Social security costs	730	795	803
Pension contributions	844	850	792
Short-term compensated absences	1,277	1,200	1,296
Total	18,088	17,395	16,456

Key management personnel expenses [Text Block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Salaries, wages and incentives	1,578	1,949	1,009
Social security costs	151	101	79
Pension contributions	114	64	36
Equity incentives	392	244	111
Short-term compensated absences	-	2	-
Total	2,235	2,361	1,235